Shareholder Report, Holdings (Details)	Jan. 31, 2026
C000210296 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[1]
C000210296 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[1]
C000210296 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[1]
C000210296 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[1]
C000210296 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[1]
C000210296 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[1]
C000210296 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[1]
C000210296 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[1]
C000210296 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[1]
C000210296 [Member] | Nvidia Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[1]
C000210296 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[1]
C000210296 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	38.60%	[1]
C000210296 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[1]
C000210296 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[1]
C000210296 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[1]
C000210296 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%	[1]
C000210296 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[1]
C000210296 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[1]
C000210296 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%	[1]
C000210296 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[1]
C000210296 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[1]
C000221226 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[2]
C000221226 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[2]
C000221226 [Member] | Exact Sciences Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[2]
C000221226 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[2]
C000221226 [Member] | Guardant Health Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[2]
C000221226 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[2]
C000221226 [Member] | Edwards Lifesciences Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[2]
C000221226 [Member] | IQVIA Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[2]
C000221226 [Member] | Moderna Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[2]
C000221226 [Member] | Biogen Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[2]
C000221226 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[2]
C000221226 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Total Investments	39.10%	[2]
C000221226 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%	[2]
C000221226 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Total Investments	20.90%	[2]
C000221226 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%	[2]
C000226201 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[3]
C000226201 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[3]
C000226201 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[3]
C000226201 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[3]
C000226201 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[3]
C000226201 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[3]
C000226201 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[3]
C000226201 [Member] | Nvidia Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[3]
C000226201 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[3]
C000226201 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[3]
C000226201 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[3]
C000226201 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[3],[4]
C000226201 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.20%	[3]
C000226201 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[3]
C000226201 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[3]
C000226201 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[3]
C000226201 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[3]
C000226201 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[3]
C000226201 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[3]
C000226201 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[3]
C000226201 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[3]
C000226202 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[5]
C000226202 [Member] | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[5]
C000226202 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[5]
C000226202 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[5]
C000226202 [Member] | Iberdrola SA [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[5]
C000226202 [Member] | Canadian Imperial Bank of Commerce [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[5]
C000226202 [Member] | Siemens AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[5]
C000226202 [Member] | Allianz SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[5]
C000226202 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[5]
C000226202 [Member] | Bank of Nova Scotia The [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[5]
C000226202 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[5]
C000226202 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[5]
C000226202 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%	[5]
C000226202 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[5]
C000226202 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[5]
C000226202 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[5]
C000226202 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[5]
C000226202 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[5]
C000226202 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%	[5]
C000226202 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[5]
C000226202 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[5]
C000232558 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[6]
C000232558 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[6]
C000232558 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[6]
C000232558 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[6]
C000232558 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%	[6]
C000232558 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[6]
C000232558 [Member] | Nvidia Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[6]
C000232558 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[6]
C000232558 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[6]
C000232558 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[6]
C000232558 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.90%	[6],[7]
C000232558 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[6]
C000232558 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[6]
C000232558 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[6]
C000232558 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[6]
C000232558 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[6]
C000232558 [Member] | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[6]
C000232558 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[6]
C000232558 [Member] | Software [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%	[6]
C000232558 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[6]
C000232558 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%	[6]
C000236859 [Member] | Capital One Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[8]
C000236859 [Member] | Global Payments Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[8]
C000236859 [Member] | Charles Schwab Corp The [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[8]
C000236859 [Member] | Block Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[8]
C000236859 [Member] | MercadoLibre Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[8]
C000236859 [Member] | LendingClub Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[8]
C000236859 [Member] | NU Holdings Ltd Cayman Islands Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[8]
C000236859 [Member] | Sezzle Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[8]
C000236859 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[8]
C000236859 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[8]
C000236859 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	45.50%	[8]
C000236859 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[8]
C000236859 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[8]
C000236859 [Member] | Software [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[8]
C000236859 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[8]
C000236859 [Member] | Consumer Finance [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%	[8]
C000236859 [Member] | Real Estate Management And Development [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[8]
C000236859 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[8]
C000236859 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%	[8]
C000242802 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[9]
C000242802 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[9]
C000242802 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[9]
C000242802 [Member] | Becton Dickinson And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[9]
C000242802 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[9]
C000242802 [Member] | Intercontinental Exchange Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[9]
C000242802 [Member] | Dollar General Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[9]
C000242802 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[9]
C000242802 [Member] | WESCO International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[9]
C000242802 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[9]
C000242802 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	47.50%	[9],[10]
C000242802 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[9]
C000242802 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[9]
C000242802 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[9]
C000242802 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[9]
C000242802 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[9]
C000242802 [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[9]
C000242802 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[9]
C000242802 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[9]
C000242802 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[9]
C000242802 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[9]
C000245618 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[11]
C000245618 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[11]
C000245618 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[11]
C000245618 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[11]
C000245618 [Member] | Nvidia Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[11]
C000245618 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[11]
C000245618 [Member] | Intercontinental Exchange Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[11]
C000245618 [Member] | Cardinal Health Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[11]
C000245618 [Member] | Ciena Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[11]
C000245618 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[11]
C000245618 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.60%	[11],[12]
C000245618 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[11]
C000245618 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[11]
C000245618 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[11]
C000245618 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[11]
C000245618 [Member] | Software [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[11]
C000245618 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%	[11]
C000245618 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%	[11]
C000245618 [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[11]
C000245618 [Member] | Leisure Products [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[11]
C000245618 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[11]
C000248199 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[13]
C000248199 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[13]
C000248199 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[13]
C000248199 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[13]
C000248199 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[13]
C000248199 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[13]
C000248199 [Member] | Nvidia Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[13]
C000248199 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[13]
C000248199 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[13]
C000248199 [Member] | T Mobile U S Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[13]
C000248199 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[13]
C000248199 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	36.10%	[13]
C000248199 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[13]
C000248199 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[13]
C000248199 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[13]
C000248199 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%	[13]
C000248199 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[13]
C000248199 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[13]
C000248199 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[13]
C000248199 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[13]
C000248199 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[13]
C000254669 [Member] | iShares MSCI Japan ETF [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%	[14]
C000254669 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%	[14]
C000254669 [Member] | iShares MSCI United Kingdom ETF [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[14]
C000254669 [Member] | iShares MSCI South Korea ETF [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[14]
C000254669 [Member] | iShares MSCI Spain ETF [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%	[14]
C000254669 [Member] | iShares MSCI China ETF [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[14]
C000254669 [Member] | iShares MSCI Switzerland ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[14]
C000254669 [Member] | iShares MSCI Netherlands ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[14]
C000254669 [Member] | iShares MSCI India ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[14]
C000254669 [Member] | iShares MSCI Singapore ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[14]
C000254669 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[14]
C000254669 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	93.80%	[14]
C000254669 [Member] | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[14]
C000261955 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[15]
C000261955 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[15]
C000261955 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%	[15]
C000261955 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[15]
C000261955 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%	[15]
C000261955 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[15]
C000261955 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[15]
C000261955 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%	[15]
C000261955 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.80%	[15]
C000261955 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[15]
C000261955 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.20%	[15]
C000261955 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	8.80%	[15]
C000261955 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.30%	[15]
C000261955 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.00%	[15]
C000261955 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	24.20%	[15]
C000261955 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	5.10%	[15]
C000261955 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	4.00%	[15]
C000261955 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	10.80%	[15]
C000261955 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.20%	[15]
C000261955 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.20%	[15]

[1]	Excludes money market funds.
[2]	Excludes money market funds.
[3]	Excludes money market funds.
[4]	Ten largest sectors are presented. Additional sectors are found in Other.
[5]	Excludes money market funds.
[6]	Excludes money market funds.
[7]	Ten largest industries are presented. Additional industries are found in Other.
[8]	Excludes money market funds.
[9]	Excludes money market funds.
[10]	Ten largest industries are presented. Additional industries are found in Other.
[11]	Excludes money market funds.
[12]	Ten largest industries are presented. Additional industries are found in Other.
[13]	Excludes money market funds.
[14]	Excludes money market funds.
[15]	Excludes money market funds.